DISTRIBUTIONS TO UNITHOLDERS (Details) - CAD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 14, 2025	Feb. 14, 2025	Dec. 31, 2024	Dec. 31, 2023
Distributions to stapled unitholders
Dividends recognised as distributions to owners			$ 208,411	$ 204,374
Distributions payable			$ 17,762	$ 17,415
Dividends payable (in cad per unit)			$ 0.2833	$ 0.2750
Major ordinary share transactions
Distributions to stapled unitholders
Distributions declared		$ 17,600
Distributions declared (in dollars per share)	$ 0.2833	$ 0.2833
Unitholders' equity
Distributions to stapled unitholders
Dividends recognised as distributions to owners			$ 208,198	$ 204,334
Distributions payable (in cad per unit)			$ 3.31	$ 3.21